RELATED-PARTY TRANSACTIONS - Key management remuneration (Details) R in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2018 R / $ $ / shares	Dec. 31, 2018 ZAR (R) R / $	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Disclosure of transactions between related parties [line items]
Salary		R 15,710,300	R 15,323,000	R 9,276,100
Average foreign exchange rate | R / $		13.24
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Salary		R 49,889
Cash bonus accrued for 2017 paid in 2018		31,736
Share proceeds and dividends payments		46,406
Pension scheme total contributions		4,546
Expense allowance		2,010
Total		134,587	152,026
Neal Froneman
Disclosure of transactions between related parties [line items]
Salary		11,722
Cash bonus accrued for 2017 paid in 2018		8,619
Share proceeds and dividends payments		14,177
Pension scheme total contributions		993
Expense allowance		249
Total		35,760	52,656
Average foreign exchange rate | R / $	13.87
Charl Keyter
Disclosure of transactions between related parties [line items]
Salary		6,033
Cash bonus accrued for 2017 paid in 2018		4,237
Share proceeds and dividends payments		6,521
Pension scheme total contributions		862
Expense allowance		44
Total		17,697	23,440
Chris Bateman
Disclosure of transactions between related parties [line items]
Salary		7,944
Cash bonus accrued for 2017 paid in 2018		4,160
Share proceeds and dividends payments		2,773
Pension scheme total contributions		291
Expense allowance		1,717
Total		R 16,885	7,269
Average foreign exchange rate | R / $		13.24
Share price | $ / shares	$ 18
Shadwick Bessit [Member]
Disclosure of transactions between related parties [line items]
Salary		R 336
Cash bonus accrued for 2017 paid in 2018		176
Share proceeds and dividends payments		117
Pension scheme total contributions		59
Total		688
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Salary		3,560
Cash bonus accrued for 2017 paid in 2018		2,022
Share proceeds and dividends payments		2,919
Pension scheme total contributions		260
Total		8,761	11,768
Dawie Mostert
Disclosure of transactions between related parties [line items]
Salary		3,674
Cash bonus accrued for 2017 paid in 2018		2,352
Share proceeds and dividends payments		3,585
Pension scheme total contributions		501
Total		10,112	12,044
Themba Nkosi
Disclosure of transactions between related parties [line items]
Salary		3,648
Cash bonus accrued for 2017 paid in 2018		2,009
Share proceeds and dividends payments		1,339
Pension scheme total contributions		269
Total		7,265	6,869
Wayne Robinson
Disclosure of transactions between related parties [line items]
Salary		4,330
Cash bonus accrued for 2017 paid in 2018		2,440
Share proceeds and dividends payments		3,804
Pension scheme total contributions		351
Total		10,925	9,268
Richard Stewart
Disclosure of transactions between related parties [line items]
Salary		3,774
Cash bonus accrued for 2017 paid in 2018		2,500
Share proceeds and dividends payments		6,293
Pension scheme total contributions		419
Total		12,986	11,288
Robert Van Niekerk
Disclosure of transactions between related parties [line items]
Salary		4,868
Cash bonus accrued for 2017 paid in 2018		3,221
Share proceeds and dividends payments		4,878
Pension scheme total contributions		541
Total		R 13,508	R 17,424